Receivables, Prepayments and Other Assets	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

(in millions)	December 31, 2022	December 31, 2021
Current:
Trade receivables, other than related parties(1)	$824	$872
Other receivables	497	238
Unbilled accounts receivable(2)	24	43
Receivables from government grant	52	47
Receivables from related parties (Note 28)	11	8
Other current financial assets	79	23
Total	$1,487	$1,231
Non-current:
Advances to suppliers(3)	235	199
Non-trade receivables	10	13
Payment in Lieu of Tax (“PILOT”’) Bonds	11	8
Other	25	34
Total	$281	$254

(1)The Company’s trade receivables, other than related parties, are all classified as current and are expected to be collected within one year. The Company’s provision for sales returns was not material for either for the years ended December 31, 2022 or 2021. See the table below for the aging of the Company’s trade receivables, other than related parties.
(2)Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or upon shipment of products or rendering services.
(3)Primarily represents advances to supplier to offset against future purchases.
The following table presents the activities in unbilled accounts receivable as of December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$43	$62
Revenue recognized during the year	87	44
Amounts invoiced	(106)	(69)
Other	—	6
Ending balance	$24	$43
The following table presents the aging of accounts receivable as of December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Receivables neither past due nor impaired	$708	$830
Receivables past due—not impaired individually:
Less than 30 days	83	41
31 to 60 days	22	—
61 to 90 days	11	—
90 to 120 days	—	1
	$824	$872